CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance at Dec. 31, 2017		$ 4,430	$ 1,097,682	$ 1,227	$ (778,104)		$ 325,235
Beginning Balance, Shares at Dec. 31, 2017	1	4,429,599
Issuance of common stock in connection with sales made under private offerings		$ 5	4,995				5,000
Issuance of common stock in connection with sales made under private offerings, Shares		5,000
Conversion of convertible debenture(s) and other indebtedness into common stock
Issuance of common stock in exchange for consulting, professional and other services		$ 200	124,800				125,000
Issuance of common stock in exchange for consulting, professional and other services, Shares		200,000
Common stock warrants issued in connection with convertible note to related party
Stock based compensation			204,319				204,319
Change in foreign currency translation				9,455			9,455
Net income (loss)					(401,765)		(401,765)
Ending Balance at Dec. 31, 2018		$ 4,635	1,431,796	10,682	(1,179,869)		267,244
Ending Balance, Shares at Dec. 31, 2018	1	4,634,599
Issuance of common stock in connection with sales made under private offerings		$ 250	149,750				150,000
Issuance of common stock in connection with sales made under private offerings, Shares		250,333
Conversion of convertible debenture(s) and other indebtedness into common stock
Issuance of common stock in exchange for consulting, professional and other services		$ 5	4,995				5,000
Issuance of common stock in exchange for consulting, professional and other services, Shares		5,492
Common stock warrants issued in connection with convertible note to related party
Stock based compensation			116,095				116,095
Change in foreign currency translation				5,716			5,716
Net income (loss)					(312,328)		(312,328)
Ending Balance at Dec. 31, 2019		$ 4,890	1,702,636	16,398	(1,492,197)		231,727
Ending Balance, Shares at Dec. 31, 2019	1	4,890,424
Issuance of common stock in connection with sales made under private offerings		$ 462	274,538				275,000
Issuance of common stock in connection with sales made under private offerings, Shares		461,666
Conversion of convertible debenture(s) and other indebtedness into common stock		$ 375	224,625				225,000
Conversion of convertible debenture(s) and other indebtedness into common stock, Shares		375,000
Issuance of common stock in exchange for consulting, professional and other services		$ 53	31,792				31,845
Issuance of common stock in exchange for consulting, professional and other services, Shares		53,075
Common stock warrants issued in connection with convertible note to related party			19,296				19,296
Stock based compensation			74,357				74,357
Change in foreign currency translation				(114,663)			(114,663)
Net income (loss)					(430,453)		(430,453)
Ending Balance at Dec. 31, 2020		$ 5,780	$ 2,327,244	$ (98,265)	$ (1,922,650)		$ 312,109
Ending Balance, Shares at Dec. 31, 2020	1	5,780,165